DIVESTITURES - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 03, 2020 USD ($) Property	Mar. 31, 2020 USD ($) Property	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Aggregate cash purchase price			$ 28,190	$ 6,255
Gain on sale of businesses			$ 24,086
Senior Secured Notes
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of remaining net proceeds from asset disposition to redeem additional portion of debt		80.00%
Remaining California Sale | Senior Secured Notes
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Aggregate principal amount of debt redeemed from assets dispositions		$ 3,200
Oakmont Agreement
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Number of cemetery divested | Property	1
Number of funeral home divested | Property	1
Gain on sale of businesses	$ 24,400
Oakmont Agreement | Oakmont Sale
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Aggregate cash purchase price	33,000
Oakmont Agreement | Oakmont Sale | Senior Secured Notes
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Aggregate principal amount of debt redeemed from assets dispositions	$ 30,300
Olivet Agreement | Olivet Sale
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Aggregate purchase price		$ 24,300
California Agreement
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Number of cemetery divested | Property		5
Number of funeral home divested | Property		6
Number of crematories divested | Property		4
California Agreement | Remaining California Sale
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Aggregate cash purchase price		$ 7,100